Investments in Joint Ventures 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of joint ventures [line items]
Acquisition cost		₩ 2,880,964		₩ 2,431,604
Total acquisition cost		6,275,797		5,940,703
Book value [Abstract]
Total book value		11,286,094		9,662,588
Book value		₩ 4,581,340		₩ 3,485,699		₩ 3,147,584
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 44,405		₩ 44,405
Book value [Abstract]
Book value		₩ 86,450		₩ 69,902		66,452
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Key operation activities	[1]	Maintenance of utility plant		Maintenance of utility plant
Location	[1]	Cayman		Cayman
Percentage of ownership	[1]	55.00%		55.00%
Acquisition cost	[1]	₩ 30		₩ 30
Book value [Abstract]
Book value		₩ 2,138	[1]	₩ 1,818	[1]	1,631
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Key operation activities	[2]	Resources development		Resources development
Location	[2]	Canada		Canada
Percentage of ownership	[2]	29.68%		30.65%
Acquisition cost	[2]	₩ 20,753		₩ 26,602
Book value [Abstract]
Book value		₩ 23,756	[2]	₩ 22,612	[2]	21,750
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Bulgaria		Bulgaria
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 9,846		₩ 9,846
Book value [Abstract]
Book value		₩ 16,936		₩ 14,739		14,555
RES Technology AD
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Bulgaria		Bulgaria
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 11,922		₩ 11,922
Book value [Abstract]
Book value		₩ 15,069		₩ 14,383		15,133
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		Philippines	[3]	Philippines	[4]
Percentage of ownership		40.00%	[3]	40.00%	[4]
Acquisition cost		₩ 2,103	[3]	₩ 2,103	[4]
Book value [Abstract]
Book value		₩ 6,921	[3]	₩ 5,186	[4]	9,659
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Key operation activities	[1]	Construction and operation of utility plant	[3]	Construction and operation of utility plant	[4]
Location	[1]	Philippines	[3]	Philippines	[4]
Percentage of ownership	[1]	60.00%	[3]	75.20%	[4]
Acquisition cost	[1]	₩ 94,579	[3]	₩ 94,579	[4]
Book value [Abstract]
Book value		₩ 159,139	[1],[3]	₩ 196,544	[1],[4]	179,594
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 16,621		₩ 16,621
Book value [Abstract]
Book value		₩ 7,919		₩ 6,315		6,024
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 121,928		₩ 121,928
Book value [Abstract]
Book value		₩ 204,516		₩ 186,739		191,982
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 39,872		₩ 39,872
Book value [Abstract]
Book value		₩ 48,325		₩ 43,207		44,398
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[2]	Power generation
Location		Saudi arabia	[2]	Saudi arabia
Percentage of ownership		40.00%	[2]	40.00%
Acquisition cost		₩ 109,743	[2]	₩ 109,743
Book value [Abstract]
Book value		₩ 269,893	[2]	₩ 235,051		214,607
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant
Location		Saudi arabia		Saudi arabia
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 70		₩ 70
Book value [Abstract]
Book value		₩ 8,311		₩ 4,964		5,113
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Jamaica		Jamaica
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 301,910		₩ 301,910
Book value [Abstract]
Book value		₩ 412,616		₩ 349,866		331,407
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Manufacturing		Manufacturing
Location		Korea		Korea
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 833		₩ 833
Book value [Abstract]
Book value		₩ 18,758		₩ 18,680		17,090
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 2,100		₩ 2,100
Book value [Abstract]
Book value		₩ 6,993		₩ 6,669		6,719
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Exporting products and technology of small or medium business by proxy		Exporting products and technology of small or medium business by proxy
Location	[5]	Korea		Korea
Percentage of ownership	[5]	29.00%		29.00%
Acquisition cost	[5]	₩ 290		₩ 290
Book value [Abstract]
Book value		₩ 696	[5]	₩ 615	[5]	698
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 1,856		₩ 1,856
Book value [Abstract]
Book value		₩ 5,771		₩ 5,187		4,754
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	Jordan		Jordan
Percentage of ownership	[1]	60.00%		60.00%
Acquisition cost	[1]	₩ 111,476		₩ 111,476
Book value [Abstract]
Book value		₩ 268,864	[1]	₩ 223,424	[1]	220,254
KAPES, Inc.
Disclosure of joint ventures [line items]
Key operation activities	[1]	R & D		R & D
Location	[1]	Korea		Korea
Percentage of ownership	[1]	51.00%		51.00%
Acquisition cost	[1]	₩ 5,629		₩ 5,629
Book value [Abstract]
Book value		₩ 0	[1]	₩ 0	[1]	0
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,480		₩ 3,480
Book value [Abstract]
Book value		₩ 4,833		₩ 4,743		4,819
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Construction and service		Construction and service
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Book value		₩ 6,054		₩ 5,708		5,543
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.90%		29.90%
Acquisition cost		₩ 52,700		₩ 52,700
Book value [Abstract]
Book value		₩ 36,599		₩ 35,083		32,044
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	15.00%		15.00%
Acquisition cost	[5]	₩ 3,000		₩ 3,000
Book value [Abstract]
Book value		₩ 3,729	[5]	₩ 3,443	[5]	3,151
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Vietnam		Vietnam
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 175,261		₩ 175,261
Book value [Abstract]
Book value		₩ 563,079		₩ 417,989		408,839
Kelar S.A
Disclosure of joint ventures [line items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	Chile		Chile
Percentage of ownership	[1]	65.00%		65.00%
Acquisition cost	[1]	₩ 78,060		₩ 78,060
Book value [Abstract]
Book value		₩ 152,367	[1]	₩ 131,529	[1]	117,137
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 57,039		₩ 57,039
Book value [Abstract]
Book value		₩ 100,580		₩ 90,151		92,907
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[6]	Power generation		Power generation
Location	[6]	Korea		Korea
Percentage of ownership	[6]	29.00%		29.00%
Acquisition cost	[6]	₩ 461		₩ 461
Book value [Abstract]
Book value		₩ 302	[6]	₩ 298	[6]	198
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 15,370		₩ 15,370
Book value [Abstract]
Book value		₩ 15,456		₩ 16,591		17,336
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Jordan		Jordan
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 7,493		₩ 7,493
Book value [Abstract]
Book value		₩ 21,327		₩ 16,426		13,923
Barakah One Company
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[7]	Power generation	[8]
Location		UAE	[7]	UAE	[8]
Percentage of ownership		18.00%	[7]	18.00%	[8]
Acquisition cost		₩ 118	[7]	₩ 118	[8]
Book value [Abstract]
Book value		₩ 0	[7]	₩ 0	[8]	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Key operation activities		Operation of utility plant	[7]	Operation of utility plant	[8]
Location		UAE	[7]	UAE	[8]
Percentage of ownership		18.00%	[7]	18.00%	[8]
Acquisition cost		₩ 296	[7]	₩ 296	[8]
Book value [Abstract]
Book value		₩ 392	[7]	₩ 330	[8]	315
MOMENTUM
Disclosure of joint ventures [line items]
Key operation activities		International thermonuclear experimental reactor construction management		International thermonuclear experimental reactor construction management
Location		France		France
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 1		₩ 1
Book value [Abstract]
Book value		₩ 195		₩ 209		345
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[9]	Power generation		Power generation
Location	[9]	Korea		Korea
Percentage of ownership	[9]	29.00%		29.00%
Acquisition cost	[9]	₩ 46,225		₩ 46,225
Book value [Abstract]
Book value		₩ 30,513	[9]	₩ 26,430	[9]	29,360
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 17,475		₩ 17,475
Book value [Abstract]
Book value		₩ 26,146		₩ 23,380		20,713
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[10]	Power generation
Location		Chile	[10]	Chile
Percentage of ownership		90.00%	[10]	45.00%
Acquisition cost		₩ 2,776	[10]	₩ 1,700
Book value [Abstract]
Book value		₩ 1,452	[10]	₩ 484		181
Chester Solar V SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[10]	Power generation
Location		Chile	[10]	Chile
Percentage of ownership		90.00%	[10]	45.00%
Acquisition cost		₩ 634	[10]	₩ 525
Book value [Abstract]
Book value		₩ 262	[10]	₩ 191		156
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[10]	Power generation
Location		Chile	[10]	Chile
Percentage of ownership		90.00%	[10]	45.00%
Acquisition cost		₩ 2,902	[10]	₩ 2,091
Book value [Abstract]
Book value		₩ 1,700	[10]	₩ 954		540
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Jamaica		Jamaica
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 20,430		₩ 20,430
Book value [Abstract]
Book value		₩ 48,760		₩ 43,109		46,437
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 17,850		₩ 17,850
Book value [Abstract]
Book value		₩ 25,331		₩ 22,191		19,218
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 42,948		₩ 42,948
Book value [Abstract]
Book value		₩ 89,780		₩ 84,092		85,370
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 27,891		₩ 27,891
Book value [Abstract]
Book value		₩ 55,622		₩ 54,081		55,172
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 28,021		₩ 28,021
Book value [Abstract]
Book value		₩ 59,806		₩ 58,154		3,350
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 5,188		₩ 5,188
Book value [Abstract]
Book value		₩ 8,119		₩ 6,937		6,599
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 2,187		₩ 2,187
Book value [Abstract]
Book value		₩ 2,857		₩ 2,441		2,333
Laurel SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[10]	Power generation
Location		Chile	[10]	Chile
Percentage of ownership		90.00%	[10]	45.00%
Acquisition cost		₩ 2,156	[10]	₩ 1,222
Book value [Abstract]
Book value		₩ 1,432	[10]	₩ 613		554
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Australia		Australia
Percentage of ownership	[5]	12.37%		12.37%
Acquisition cost	[5]	₩ 4,095		₩ 4,095
Book value [Abstract]
Book value		₩ 1,149	[5]	₩ 3,719	[5]	3,651
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	Korea		Korea
Percentage of ownership	[2]	29.01%		29.01%
Acquisition cost	[2]	₩ 3,200		₩ 3,200
Book value [Abstract]
Book value		₩ 4,317	[2]	₩ 3,756	[2]	4,263
Chester Solar I SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[10]	Power generation
Location		Chile	[10]	Chile
Percentage of ownership		90.00%	[10]	45.00%
Acquisition cost		₩ 1,316	[10]	₩ 1,181
Book value [Abstract]
Book value		₩ 1,649	[10]	₩ 1,238		1,314
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Philippines		Philippines
Percentage of ownership		38.00%		38.00%
Acquisition cost		₩ 47,903		₩ 47,903
Book value [Abstract]
Book value		₩ 63,695		₩ 58,130		56,902
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	Korea		Korea
Percentage of ownership	[11]	81.01%		81.01%
Acquisition cost	[11]	₩ 26,400		₩ 26,400
Book value [Abstract]
Book value		₩ 23,277	[11]	₩ 23,419	[11]	23,551
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	29.00%		29.00%
Acquisition cost	[5]	₩ 2,900		₩ 2,900
Book value [Abstract]
Book value		₩ 2,590	[5]	₩ 2,665	[5]	3,470
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	29.00%		29.00%
Acquisition cost	[5]	₩ 2,494		₩ 2,494
Book value [Abstract]
Book value		₩ 2,045	[5]	₩ 2,214	[5]	2,236
DE Energia SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 8,364		₩ 8,364
Book value [Abstract]
Book value		₩ 11,062		₩ 9,703		9,536
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 25,661		₩ 25,661
Book value [Abstract]
Book value		₩ 26,867		₩ 26,753
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 2,940		₩ 2,940
Book value [Abstract]
Book value		₩ 3,230		₩ 3,122		3,367
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 12,000		₩ 12,000
Book value [Abstract]
Book value		₩ 11,640		₩ 10,435		10,864
HORUS SOLAR, S.A. DE C.V.
Disclosure of joint ventures [line items]
Key operation activities		Renewable power generation	[12]	Renewable power generation	[13]
Location		Mexico	[12]	Mexico	[13]
Percentage of ownership		14.95%	[12]	14.95%	[13]
Acquisition cost		₩ 5,068	[12]	₩ 5,068	[13]
Book value [Abstract]
Book value		₩ 1,488	[12]	₩ 11,181	[13]	6,976
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.
Disclosure of joint ventures [line items]
Key operation activities		Renewable power generation	[12]	Renewable power generation	[13]
Location		Mexico	[12]	Mexico	[13]
Percentage of ownership		14.95%	[12]	14.95%	[13]
Acquisition cost		₩ 3,678	[12]	₩ 3,678	[13]
Book value [Abstract]
Book value		₩ 4,452	[12]	₩ 10,935	[13]	4,899
SUNMEX RENOVABLES, S.A. DE C.V.
Disclosure of joint ventures [line items]
Key operation activities		Renewable power generation	[12]	Renewable power generation	[13]
Location		Mexico	[12]	Mexico	[13]
Percentage of ownership		14.95%	[12]	14.95%	[13]
Acquisition cost		₩ 1,678	[12]	₩ 1,678	[13]
Book value [Abstract]
Book value		₩ 1,687	[12]	₩ 3,541	[13]	1,657
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Sweden		Sweden
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 18,566		₩ 18,566
Book value [Abstract]
Book value		₩ 16,459		₩ 18,263		17,171
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		39.00%		39.00%
Acquisition cost		₩ 7,020		₩ 7,020
Book value [Abstract]
Book value		₩ 22,793		₩ 17,953		16,233
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	19.00%		19.00%
Acquisition cost	[5]	₩ 6,460		₩ 6,460
Book value [Abstract]
Book value		₩ 11,828	[5]	₩ 9,637	[5]	9,879
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	19.00%		19.00%
Acquisition cost	[5]	₩ 2,637		₩ 2,637
Book value [Abstract]
Book value		₩ 2,851	[5]	₩ 3,022	[5]	3,205
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Malaysia		Malaysia
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 39,052		₩ 24,339
Book value [Abstract]
Book value		₩ 50,721		₩ 25,603		26,814
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Percentage of ownership		29.53%		29.53%
Acquisition cost		₩ 20,857		₩ 19,897
Book value [Abstract]
Book value		₩ 15,433		₩ 21,897		21,723
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Key operation activities	[1]	Holding company		Holding company
Location	[1]	Korea		Korea
Percentage of ownership	[1]	90.00%		90.00%
Acquisition cost	[1]	₩ 14,848		₩ 14,916
Book value [Abstract]
Book value		₩ 15,496	[1]	₩ 15,487	[1]	15,587
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		30.61%		30.61%
Acquisition cost		₩ 59,574		₩ 59,574
Book value [Abstract]
Book value		₩ 207,565		₩ 156,994		137,047
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[11]	Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location	[11]	Korea		Korea
Percentage of ownership	[11]	50.10%		50.10%
Acquisition cost	[11]	₩ 49,344		₩ 49,344
Book value [Abstract]
Book value		₩ 46,158	[11]	₩ 25,549	[11]	10,758
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.20%		29.20%
Acquisition cost		₩ 29,200		₩ 29,200
Book value [Abstract]
Book value		₩ 48,031		₩ 5,285		0
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[14]	Power generation	[15]
Location		Korea	[14]	Korea	[15]
Percentage of ownership		30.66%	[14]	30.66%	[15]
Acquisition cost		₩ 71,070	[14]	₩ 71,070	[15]
Book value [Abstract]
Book value		₩ 0	[14]	₩ 0	[15]	0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Vietnam		Vietnam
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 258,011		₩ 195,130
Book value [Abstract]
Book value		₩ 465,349		₩ 289,966		172,218
KAS INVESTMENT I LLC
Disclosure of joint ventures [line items]
Key operation activities	[2]	Holding company		Holding company
Location	[2]	USA		USA
Percentage of ownership	[2]	29.89%		29.89%
Acquisition cost	[2]	₩ 23,437		₩ 23,437
Book value [Abstract]
Book value		₩ 6,078	[2]	₩ 15,784	[2]	18,247
KAS INVESTMENT II LLC
Disclosure of joint ventures [line items]
Key operation activities	[2]	Holding company		Holding company
Location	[2]	USA		USA
Percentage of ownership	[2]	29.89%		29.89%
Acquisition cost	[2]	₩ 23,343		₩ 23,343
Book value [Abstract]
Book value		₩ 6,040	[2]	₩ 15,709	[2]	18,173
Energyco Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,659		₩ 1,659
Book value [Abstract]
Book value		₩ 2,322		₩ 2,140		2,190
CAES, LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Percentage of ownership		36.00%		36.00%
Acquisition cost		₩ 19,414		₩ 19,414
Book value [Abstract]
Book value		₩ 20,659		₩ 20,380		20,805
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	49.00%		49.00%
Acquisition cost	[5]	₩ 7,512		₩ 7,512
Book value [Abstract]
Book value		₩ 11,334	[5]	₩ 10,348	[5]	8,471
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		28.02%		28.02%
Acquisition cost		₩ 510		₩ 510
Book value [Abstract]
Book value		₩ 1,160		₩ 1,058		1,168
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		27.10%		27.10%
Acquisition cost		₩ 352		₩ 352
Book value [Abstract]
Book value		₩ 0		₩ 352		352
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[5]	Power generation	[11]
Location		Malaysia	[5]	Malaysia	[11]
Percentage of ownership		40.00%	[5]	60.00%	[11]
Acquisition cost		₩ 0	[5]	₩ 0	[11]
Book value [Abstract]
Book value		₩ 0	[5]	₩ 0	[11]
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	Chile		Chile
Percentage of ownership	[11]	60.00%		60.00%
Acquisition cost	[11]	₩ 1,397		₩ 1,397
Book value [Abstract]
Book value		₩ 781	[11]	₩ 1,200	[11]	913
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		42.00%		42.00%
Acquisition cost		₩ 10,752		₩ 10,752
Book value [Abstract]
Book value		₩ 10,859		₩ 10,229		10,411
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	Spain		Spain
Percentage of ownership	[11]	75.00%		75.00%
Acquisition cost	[11]	₩ 10,564		₩ 10,564
Book value [Abstract]
Book value	[11]	₩ 0		₩ 8,119
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,089		₩ 3,089
Book value [Abstract]
Book value		₩ 890		₩ 4,024		3,155
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 386		₩ 386
Book value [Abstract]
Book value		₩ 333		₩ 569		391
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,858		₩ 5,858
Book value [Abstract]
Book value		₩ 10,636		₩ 9,072		10,490
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 2,211		₩ 2,211
Book value [Abstract]
Book value		₩ 2,715		₩ 2,542		1,856
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 6,531		₩ 6,531
Book value [Abstract]
Book value		₩ 7,840		₩ 5,515		3,493
KEPCO KPS CARABAO Corp.
Disclosure of joint ventures [line items]
Key operation activities	[6]	Utility plant maintenance		Utility plant maintenance
Location	[6]	Philippines		Philippines
Percentage of ownership	[6]	40.00%		40.00%
Acquisition cost	[6]	₩ 93		₩ 93
Book value [Abstract]
Book value		₩ 0	[6]	₩ 0	[6]	177
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Sweden		Sweden
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 35,410		₩ 36,227
Book value [Abstract]
Book value		₩ 37,559		₩ 38,789		36,245
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.15%		46.15%
Acquisition cost		₩ 12,959		₩ 12,959
Book value [Abstract]
Book value		₩ 15,768		₩ 15,736		11,832
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[11],[16]	Power generation		Power generation
Location	[11],[16]	Korea		Korea
Percentage of ownership	[11],[16]	75.29%		75.29%
Acquisition cost	[11],[16]	₩ 19,091		₩ 19,091
Book value [Abstract]
Book value		₩ 23,163	[11],[16]	₩ 22,429	[11],[16]	27,544
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Luxembourg		Luxembourg
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 9,601		₩ 9,601
Book value [Abstract]
Book value		₩ 0		₩ 0		0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Undersea transmission network operation		Undersea transmission network operation
Location		UAE		UAE
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 0		₩ 0
Book value [Abstract]
Book value		₩ 11,038		₩ 1,423		0
Pyeongchang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[17]	Power generation		Power generation
Location	[17]	Korea		Korea
Percentage of ownership	[17]	58.00%		58.00%
Acquisition cost	[17]	₩ 9,329		₩ 9,329
Book value [Abstract]
Book value		₩ 12,147	[17]	₩ 12,228	[17]	14,464
Eumseong Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,741		₩ 5,741
Book value [Abstract]
Book value		₩ 11,613		₩ 8,386		5,557
Changwon Nu-ri Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Fuel cell generation		Fuel cell generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	61.00%		61.00%
Acquisition cost	[5]	₩ 8,095		₩ 8,095
Book value [Abstract]
Book value		₩ 7,658	[5]	₩ 8,027	[5]	497
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Key operation activities	[18]	Power generation		Power generation
Location	[18]	Korea		Korea
Percentage of ownership	[18]	32.89%		32.89%
Acquisition cost	[18]	₩ 7,885		₩ 7,885
Book value [Abstract]
Book value		₩ 7,760	[18]	₩ 7,940	[18]	6,743
Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Key operation activities	[17]	Holding company		Holding company
Location	[17]	USA		USA
Percentage of ownership	[17]	78.00%		78.00%
Acquisition cost	[17]	₩ 1		₩ 1
Book value [Abstract]
Book value		₩ 1,297	[17]	₩ 936	[17]	246
S-Power Chile SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 127		₩ 127
Book value [Abstract]
Book value		₩ 159		₩ 64		127
Seungmun Green Energy
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		33.00%		33.00%
Acquisition cost		₩ 8,973		₩ 8,973
Book value [Abstract]
Book value		₩ 12,745		₩ 9,757		9,054
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[19]	Power generation	[20]
Location		Korea	[19]	Korea	[20]
Percentage of ownership		80.00%	[19]	80.00%	[20]
Acquisition cost		₩ 3,020	[19]	₩ 3,020	[20]
Book value [Abstract]
Book value		₩ 3,309	[19]	₩ 3,580	[20]	3,066
Yangyang Suri Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	Korea		Korea
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost	[2]	₩ 10,498		₩ 10,498
Book value [Abstract]
Book value		₩ 8,643	[2]	₩ 9,608	[2]	0
Taebaek Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[21]	Power generation	[22]
Location		Korea	[21]	Korea	[22]
Percentage of ownership		60.00%	[21]	60.00%	[22]
Acquisition cost		₩ 11,494	[21]	₩ 11,494	[22]
Book value [Abstract]
Book value		₩ 14,759	[21]	₩ 13,932	[22]
Jeonju Bio Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	Korea		Korea
Percentage of ownership	[11]	65.00%		65.00%
Acquisition cost	[11]	₩ 3,250		₩ 3,250
Book value [Abstract]
Book value		₩ 2,566	[11]	₩ 3,195	[11]	0
Kumyang Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,663		₩ 3,663
Book value [Abstract]
Book value		₩ 3,841		₩ 3,663		0
Jeongeup Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[23]	Power generation	[24]
Location		Korea	[23]	Korea	[24]
Percentage of ownership		44.86%	[23]	18.71%	[24]
Acquisition cost		₩ 9,600	[23]	₩ 1,560	[24]
Book value [Abstract]
Book value		₩ 8,846	[23]	₩ 1,560	[24]	0
Hadong E-factory Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	Korea		Korea
Percentage of ownership	[2]	29.99%		29.99%
Acquisition cost	[2]	₩ 350		₩ 350
Book value [Abstract]
Book value		₩ 344	[2]	₩ 349	[2]	0
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[25]	Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location	[25]	Korea		Korea
Percentage of ownership	[25]	70.10%		55.00%
Acquisition cost	[25]	₩ 53,977		₩ 3,850
Book value [Abstract]
Book value		₩ 51,768	[25]	₩ 3,850	[25]	0
Wadi Noor Solar Power Company SAOC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Oman		Oman
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 847		₩ 847
Book value [Abstract]
Book value		₩ 1,392		₩ 846		0
Fairhaven Energy Storage LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[26]
Location		USA		USA	[26]
Percentage of ownership		35.00%		35.00%	[26]
Acquisition cost		₩ 1,505		₩ 0	[26]
Book value [Abstract]
Book value		₩ 0		₩ 0	[26]	0
KEPCO for Power Company
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[27]	Power generation	[28]
Location		Saudi arabia	[27]	Saudi arabia	[28]
Percentage of ownership		60.00%	[27]	60.00%	[28]
Acquisition cost		₩ 3,083	[27]	₩ 3,083	[28]
Book value [Abstract]
Book value		₩ 17,906	[27]	435	[28]	₩ 0
Samcheok Eco Materials Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[29]	Recycling fly ashes
Location	[29]	Korea
Percentage of ownership	[29]	25.54%
Acquisition cost	[29]	₩ 686
Book value [Abstract]
Book value		₩ 0	[29]	0
Rutile BESS Holdings, LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company
Location		USA
Percentage of ownership		50.00%
Acquisition cost		₩ 106
Book value [Abstract]
Book value		₩ 1		0
Trumbull Development Partners, LLC
Disclosure of joint ventures [line items]
Key operation activities	[5]	Holding company
Location	[5]	USA
Percentage of ownership	[5]	56.23%
Acquisition cost	[5]	₩ 304,836
Book value [Abstract]
Book value		₩ 355,379	[5]	0
Imha Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Key operation activities	[2]	Power generation
Location	[2]	Korea
Percentage of ownership	[2]	49.00%
Acquisition cost	[2]	₩ 7,174
Book value [Abstract]
Book value		₩ 6,351	[2]	0
EDFR KOWEPO AJBAN PV HOLDING LIMITED
Disclosure of joint ventures [line items]
Key operation activities		Holding company
Location		UAE
Percentage of ownership		50.00%
Acquisition cost		₩ 1
Book value [Abstract]
Book value		₩ 85		0
Roof One Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Holding company
Location		Korea
Percentage of ownership		48.00%
Acquisition cost		₩ 2,000
Book value [Abstract]
Book value		₩ 2,000		₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[2]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[3]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[4]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[5]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[6]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[7]	The effective percentage of ownership is less than 50%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[8]	The effective percentage of ownership is less than 20%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[9]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[10]	Although the Company holds majority of shares in the entities marked above by acquiring additional shares for the year ended December 31, 2024, the entities are classified as joint ventures due to the shareholders’ agreement requiring unanimous approval from the entities’ board of directors for making material decisions on financial and operational policies.
[11]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[12]	The effective percentage of ownership is less than 50%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[13]	The percentage of effective ownership is more than 20%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[14]	According to the Boim Combined Heat and Power Generation Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.6% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[15]	According to the REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders' agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[16]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[17]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[18]	The effective percentage of ownership is 37%, considering potential common stock.
[19]	Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[20]	Due to the changes in the agreement, the Company lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[21]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies due to the joint shareholders’ agreement.
[22]	Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies, as the joint shareholders’ agreement changed during the year ended December 31, 2023.
[23]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement.
[24]	Although the Company’s effective percentage of ownership is less than 20%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement .
[25]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.
[26]	Although the investment has not yet been paid, commitment to pay 35% of investment in the future has been made.
[27]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.
[28]	Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement concluded during the year ended December 31, 2023.
[29]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies as the joint shareholders’ agreement revised in the year ended December 31, 2024.